Condensed Balance Sheets - USD ($)	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 276,987,000	$ 54,271,000	$ 39,035,000
Accounts receivable	34,388,000	12,626,000	3,581,000
Inventory	42,695,000	30,257,000	8,144,000
Prepaid expenses and other current assets	7,726,000	5,672,000	1,209,000
Total current assets	361,796,000	102,826,000	51,969,000
Property, plant, and equipment, net	34,473,000	30,527,000	14,118,000
Other non-current assets, net	792,000	396,000	376,000
Total assets	397,061,000	133,749,000	66,463,000
Current liabilities:
Accounts payable	27,383,000	17,247,000	6,276,000
Wages payable	1,208,000	1,255,000	547,000
Accrued bonus	2,157,000	2,312,000	1,152,000
Accrued expenses and other current liabilities	3,622,000	2,391,000	505,000
Short-term borrowings under revolving credit line	6,000,000	0	2,500,000
Current portion of bank term loan and other short-term debt		0	477,000
Short-term capital lease liabilities	33,000	44,000	143,000
Stock warrant liability	0	1,918,000	550,000
Total current liabilities	40,403,000	25,167,000	12,150,000
Long-term liabilities:
Promissory note		0	1,450,000
Revolving credit line	0	6,000,000	0
Long-term portion of bank term loan	19,543,000	19,388,000	488,000
Equipment loan	4,924,000	5,000,000	0
Capital lease obligations and other long-term liabilities	406,000	404,000	94,000
Total long-term liabilities	24,873,000	30,792,000	2,032,000
Commitments and Contingencies
Convertible preferred stock:
Convertible preferred stock	0	199,540,000	148,194,000
Stockholders’ equity (deficit):
Preferred stock, par value $0.0001 per share—500,000 shares authorized, none issued and outstanding	0	0
Common stock, par value $0.0001 per share—52,002,600 and 58,669,600 shares authorized at December 31, 2017 and 2018, respectively; 5,724,506 and 6,951,350 shares issued and outstanding at December 31, 2017 and 2018, respectively; pro forma: 500,000,000 shares authorized; 48,635,155 shares issued and outstanding as of December 31, 2018 (unaudited)	6,000	1,000	1,000
Additional paid-in capital	477,541,000	7,921,000	4,823,000
Loans to related parties for purchase of stock		0	(951,000)
Accumulated deficit	(145,762,000)	(129,672,000)	(99,786,000)
Total stockholders’ (deficit) equity	331,785,000	(121,750,000)	(95,913,000)
Total liabilities, convertible preferred stock and stockholders’ deficit	397,061,000	133,749,000	66,463,000
Series A
Convertible preferred stock:
Convertible preferred stock	0	2,000,000	2,000,000
Series B
Convertible preferred stock:
Convertible preferred stock	0	4,999,000	4,999,000
Series C
Convertible preferred stock:
Convertible preferred stock	0	14,882,000	14,882,000
Series D
Convertible preferred stock:
Convertible preferred stock	0	24,948,000	24,948,000
Series E
Convertible preferred stock:
Convertible preferred stock	0	17,214,000	17,214,000
Series F
Convertible preferred stock:
Convertible preferred stock	0	29,840,000	29,840,000
Series G
Convertible preferred stock:
Convertible preferred stock	0	55,658,000	54,311,000
Series H
Convertible preferred stock:
Convertible preferred stock	$ 0	$ 49,999,000	$ 0